Revenue from Contracts with Customers - Summary of Consolidated statement of Profit or Loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from contracts with customers
Revenue	¥ 207,182	¥ 167,147	¥ 140,704
Other operating income: Virtual credits breakage income	387	¥ 815	¥ 1,491
Revenue from contracts with customers	207,569
Other operating income	¥ 27,712